Income taxes - Schedule of non-capital loss carryforwards (Details)	Dec. 31, 2025 USD ($)
Schedule Of Non Capital Loss Carryforwards Abstract
2038	$ 2,526,050
2039	11,506,050
2040	20,471,120
2041	18,965,290
2042	19,965,190
2043	10,886,680
2044	12,658,210
2045	9,990,770
Non-capital income tax losses expire	$ 106,969,360